Description of Organization and Business Operations		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Description of Organization and Business Operations
Note 1—Description of Organization and Business Operations
Supernova Partners Acquisition Company II, Ltd. (the “Company”) was incorporated as a Cayman Islands exempted company on December 22, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from December 22, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the proposed initial public offering described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Supernova Partners II LLC, a Cayman Islands exempted company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering (the “Proposed Public Offering”) of 30,000,000 units (each, a “Unit” and collectively, the “Units”) at $10.00 per Unit (or 34,500,000 units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 4,000,000 warrants (or 4,450,000 warrants if the underwriters’ over-allotment option is exercised in full) (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $2.00 per Private Placement Warrant in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of any deferred underwriting discount held in trust) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including the proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with American Stock Transfer & Trust Company acting as trustee, and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and
(d)(4) of Rule 2a-7 of the
Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company will provide its holders (the “Public Shareholders”) of its Class A ordinary shares, par value $0.0001, sold in the Proposed Public Offering (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public
Share). The per-share amount to
be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be classified as temporary equity upon the completion of the Proposed Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Proposed Public Offering in favor of a Business Combination. Subsequent to the consummation of the Proposed Public Offering, the Company will adopt an insider trading policy which will require insiders to: (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and
(ii) to clear all trades with the Company’s legal counsel prior to execution. In addition, the initial shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Proposed Public Offering, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) will agree not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject, in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period.
The Sponsor has agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or members of the Company’s management team acquire Public Shares in or after the Proposed Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, except the independent registered public accounting firm, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1 — Description of Organization and Business Operations
Supernova Partners Acquisition Company II, Ltd. (the “Company”) was incorporated as a Cayman Islands exempted company on December 22, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
The Company’s sponsor is Supernova Partners II LLC, a Cayman Islands exempted company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated its Initial Public Offering of 34,500,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), which includes 4,500,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.5 million, of which approximately $12.1 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 4,450,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $2.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of $8.9 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $345.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with American Stock Transfer & Trust Company acting as trustee, and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company
Act.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 4, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject, in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination Period
.
The Sponsor agreed to waive their liquidation rights with respect to the Founder Shares (as defined below) if the Company fails to complete a Business Combination within 24 months from the closing of the initial public offering, or March 4, 2023 (the “Combination Period”). However, if the Sponsor or members of the Company’s management team acquire Public Shares in or after the initial public offering, they will be entitled to liquidating distributions from the Trust Account (as defined below) with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only
$
10.00

per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, except the independent registered public accounting firm, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity
As of
September
 30, 2021, the Company had approximately $0.9 million in its operating bank account and working capital of approximately $0.3 million.
The Company has incurred and expects to incur significant costs in pursuit of its financing and acquisition plans. Management has determined that the Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until the consummation of an initial Business Combination or for a minimum of one year from the date of issuance of these unaudited condensed financial statements. However, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board Accounting Standards Update
2014-15,
“Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s cash flow deficit raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. There is no assurance that the Company’s plans to consummate a Business Combination or raise additional funds will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of the uncertainty.
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Rigetti Holdings [Member]
Description of Organization and Business Operations
1.	DESCRIPTION OF BUSINESS
On October 5, 2021, pursuant to an Agreement

and Plan of Merger (the “Holding Company Merger Agreement”) by and among Rigetti & Co, Inc., Rigetti Holdings, Inc. and Rigetti Intermediate Merger Sub, Inc., Rigetti Intermediate Merger Sub, Inc. merged with and into Rigetti & Co, Inc., with Rigetti & Co, Inc. surviving such merger as a wholly owned subsidiary of Rigetti Holdings, Inc., with all of the outstanding equity securities of Rigetti & Co, Inc. exchanged for identical equity securities of Rigetti Holdings, Inc. and (iii) on October 6, Rigetti & Co, Inc. was converted into a Delaware limited liability company and continues as “Rigetti & Co, LLC”. As the transactions described above were among entities under common control and the exchange was made on a one-for-one basis, this merger had no impact on the historical financial statements of Rigetti & Co, Inc. The financial results for the merged entities will be referred to as Rigetti Holdings, Inc. (“Rigetti”).
Rigetti and its subsidiaries (collectively, the “Company”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (QCS) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization. Rigetti was incorporated in the State of Delaware in 2013.
The Company is located and headquartered in Berkeley, CA. Other offices operated by the Company are in Fremont, California, London, United Kingdom and Adelaide, Australia. The Company’s revenue is derived primarily from operations in the United States.
On October 6, 2021, Rigetti, Supernova and Supernova Partners Acquisition Company II (Merger Sub) entered into the Merger Agreement. Pursuant to the Merger Agreement, if the Merger is consummated, the Merger Sub and Rigetti shall cause Merger Sub to be merged with and into Rigetti, with Rigetti continuing as the Surviving Corporation following the Merger, being a wholly owned subsidiary of Supernova and the separate corporate existence of Merger Sub shall cease. Upon completion of the Business Combination, which is subject to Supernova shareholder approval, Rigetti will become the successor registrant to an
SEC-registered
and NYSE-listed company and the surviving company will change its name to Rigetti Computing, Inc. meaning that Rigetti’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC.
Liquidity and Going Concern
—The Company has incurred net losses since inception, experienced negative cash flows from operations, and has an accumulated deficit of $198,397,159 as of October 31, 2021. The Company has historically financed its operations primarily through the issuance of preferred stock, warrants and convertible notes. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future, but is focused on reducing operating expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance of these interim financial statements. There is no assurance that the Company’s plans to consummate a Business Combination or raise additional capital through financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Rigetti’s Change in Fiscal Year
—In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end from January 31 to December 31, effective December 31, 2021 with a view to making its financial statements more readily comparable with its industry peers and also to align with
Supernova’s fiscal year end. As a result of this change, Rigetti’s fiscal year 2021 will cover a period of 11 months starting from February 1, 2021 and ending on December 31, 2021. Rigetti will first reflect the change in fiscal years for interim and annual filings for fiscal years beginning January 1, 2022.

1.	DESCRIPTION OF BUSINESS
Rigetti & Co, Inc. (“Rigetti”) and its subsidiaries (collectively, the “Company”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (QCS) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization. Rigetti was incorporated in the State of Delaware in 2013.
The Company is located and headquartered in Berkeley, CA. Other offices operated by the Company are in Fremont, California, London, United Kingdom and Adelaide, Australia. The Company’s revenue is derived primarily from operations in the United States.
Risks and Uncertainties
—The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses (see below), competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19
—In March 2020, the World Health Organization declared the outbreak of
COVID-19
as a global pandemic and the virus has continued to spread throughout the countries in which the Company operates. As a result of this outbreak, the Company temporarily closed all offices, but continued to provide services to customers through a remote workforce. The outbreak of
COVID-19
may have various of potential implications on the Company’s research and development activities, which may impact revenue and cash flows. If the global economic impact of
COVID-19
is long-term and significant, it may result in an impairment to the Company’s long-lived assets. As of January 31, 2021 and 2020, the Company’s financial position was not significantly impacted due to the effects of
COVID-19.
On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” (the “Act”) was signed into law. The Act includes provisions relating to refundable payroll tax credits, deferment of the employer portion of certain payroll taxes, net operating loss carryback periods, alternative minimum tax credit refunds, and modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the Act and determined there was no significant impact to its tax provision for the years ended January 31, 2021 and 2020.
Emerging Growth Company
:
    Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.
Liquidity
—The Company has incurred net losses since inception, experienced negative cash flows from operations, and has an accumulated deficit of $168,889,832 as of January 31, 2021. The Company has historically financed its operations primarily through the issuance of preferred stock, warrants and convertible notes. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future, but is focused on reducing operating expenses and has significantly reduced expenses in fiscal 2020 compared to fiscal 2019. The Company believes its current capital resources, together with additional debt financing secured in 2021 (for which $20,000,000 was drawn between March and May of 2021 – see Note 8) will be sufficient for the Company to continue as a going concern for at least one year from the issuance date of these consolidated financial statements. The Company will be required to raise additional capital, however, there can be no assurance as to whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development.